Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended									12 Months Ended																		12 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007	Dec. 31, 2002	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Jan. 22, 2007	Dec. 31, 2013 March 2014 [Member] USD ($)	Dec. 31, 2013 Employees [Member]	Dec. 31, 2001 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2013 Employee Plan 2011 [Member]	Dec. 31, 2011 Employee Plan 2011 [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2013 Employee Plan 2012 [Member]	Dec. 31, 2012 Employee Plan 2012 [Member] USD ($)	Dec. 31, 2013 Employee Plan 2012 [Member] Employees [Member]	Dec. 31, 2002 Supervisory Board Option Plan [Member]	Dec. 31, 2002 Advisor To Supervisory Board [Member]	Dec. 31, 2013 Supervisory Board 2012 Plan [Member] Supervisory Board [Member] EUR (€)	May 20, 2012 Employee Plan 2009 [Member] Employees [Member]	May 20, 2011 Employee Plan 2009 [Member] Employees [Member]	May 20, 2010 Employee Plan 2009 [Member] Employees [Member]	May 20, 2012 Employee Plan 2009 [Member] Employees [Member] France [Member]	May 20, 2011 Employee Plan 2009 [Member] Employees [Member] France [Member]	Dec. 31, 2013 Employee Plan 2010 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ($)	Dec. 31, 2013 Employee Plan 2010 [Member] Employees [Member]	Dec. 31, 2013 2012 CEO Special Bonus [Member] Employees [Member]	Dec. 31, 2012 2012 CEO Special Bonus [Member] Employees [Member] USD ($)	Dec. 31, 2013 Employee Plan 2013 [Member] USD ($)	Dec. 31, 2013 Employee Plan 2013 [Member] Performance Conditions [Member]	Dec. 31, 2013 Employee Plan 2013 [Member] Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital										€ 1,810
Common stock, shares authorized	1,200,000,000			1,200,000,000	1,200,000,000
Preference stock, shares authorized	540,000,000			540,000,000	540,000,000							540,000,000
Common stock, nominal value										€ 1.04	€ 1.04
Common stock, shares issued	910,703,305			910,703,305	910,559,805
Common stock Shares outstanding	890,606,763			890,606,763	887,953,202
Shares issued as a percentage of par value of the preference shares to be issued												25.00%
Preference shares outstanding maximum period								2 years
Preference share issued	0			0	0
Repurchase of common shares authorized to repurchase							30
Acquisition of shares							29,520,220
Company owned treasury shares	20,096,542			20,096,542
Transfer of treasury shares to employees under the Company's share based remuneration programs	22,823,678			22,823,678
Transfer of treasury shares to employees under the Company's share based remuneration during the year				2,510,061
Awards granted, Number of shares														6,412,045	60,000,000																						3,004,475	6,412,045
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period																							12,000	6,000
Vesting period of awards									30 days					3 years
Expiration period of options after date of grant,in years									10 years
Weighted average remaining contractual life options				3 months 18 days	9 months 18 days	1 year 2 months 12 days
Awards are granted at the nominal value of the share																									€ 1.04
Total intrinsic value of options exercised	1			1
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																										36.00%	32.00%	32.00%	36.00%	64.00%
Vesting schedule for Supervisory Board														One third of the total number of awards granted
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan																	$ 9.08				$ 4.87											$ 8.74			$ 6.32	$ 9.55
Number of shares to vest																None of the three performance conditions were met				Two thirds of the awards granted will fully vest											Two thirds of the awards granted fully vest					Two thirds of the awards subject to performance conditions are expected to vest
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory	2			2	1	2
Total unrecognized compensation cost related to the grant of unvested shares	42			42
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition				10 months
Deferred income tax expense (benefit) relating to unvested share based compensation expense				5	2	(7)
Dividends, per share	$ 0.10	$ 0.10	$ 0.10		$ 0.40	$ 0.40							$ 0.10
Dividend payable date	2013-12			2013-12									2014-03
Dividend paid	89	93	75		266								89
Dividends				356	355	354												355	354
Cash dividend paid per common share per quarter					$ 0.10
Dividends payable to stockholders at the end of the period	$ 89			$ 89	$ 89